FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value in the consolidated financial statements
Financial assets and liabilities measured at fair value as of December 31, 2013 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$6,382	$-	$-
Restricted cash	7,500	-	-
	$13,822	$-	$-

Financial assets and liabilities measured at fair value as of December 31, 2012 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$19,060	$-	$-
Restricted cash	1,920	-	-
	$20,980	$-	$-